Shareholder Report, Average Annual Return (Details)	6 Months Ended
Dec. 31, 2024
SMI 3Fourteen Full-Cycle Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%